Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

7. Accrued Expenses and Other Current Liabilities

Accrued commissions of approximately $3.4 million and $4.1 million as of December 31, 2015 and 2016, respectively, were included in accrued expenses and other current liabilities in our consolidated balance sheets.